SCHEDULE OF EARNINGS PER SHARE BASIC AND DILUTED (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss	$ (453,431)	$ (600,127)	$ (1,775,728)	$ (1,185,493)	$ (1,602,303)	$ (1,154,808)
Weighted Average Shares			69,581,603	51,401,395	51,718,895	50,693,726
Basic Loss Per Share			$ (0.03)	$ (0.02)	$ (0.03)	$ (0.02)